Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Contract drilling	$ 745,574	$ 638,050	$ 65,431
Costs and expenses
Contract drilling	(337,277)	(331,495)	(32,142)
General and administrative expenses	(48,614)	(45,386)	(52,614)
Depreciation expense	(149,465)	(127,698)	(11,619)
Costs and Expenses	(535,356)	(504,579)	(96,375)
Loss of hire insurance recovery		23,671	18,500
Operating income (loss)	210,218	157,142	(12,444)
Other income (expense)
Costs on interest rate swap termination	(38,184)
Interest expense, other	(94,027)	(104,685)	(10,384)
Total interest expense	(132,211)	(104,685)	(10,384)
Costs on extinguishment of debt	(28,428)
Equity in earnings of Joint Venture			18,955
Interest income from Joint Venture			495
Other income (expense)	(1,554)	3,245	3,675
Income before income taxes	48,025	55,702	297
Income tax expense	(22,523)	(21,713)	(3,200)
Net income (loss)	$ 25,502	$ 33,989	$ (2,903)
Earnings (loss) per common share, basic (Note 8)	$ 0.12	$ 0.16	$ (0.01)
Weighted-average number of common shares, basic (Note 8)	216,964	216,901	195,448
Earnings (loss) per common share, diluted (Note 8)	$ 0.12	$ 0.16	$ (0.01)
Weighted-average number of common shares, diluted (Note 8)	217,421	216,903	195,448